Hilton Tactical Income Fund Performance Management - Hilton Tactical Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for the Fund’s Investor Class Shares. The table shows how the Fund’s average annual returns for the one-year, five-year, and ten-year periods compare with those of one or more broad-based market indexes for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.Updated performance is available on the Fund’s website at www.direxion.com/mutual-funds?producttab=performance or by calling the Fund toll-free at (800) 851-0511.The performance and average annual total returns shown below are those of the Fund’s Investor Class Shares. However, during the calendar year ended December 31, 2017, the Investor Class Shares were Class A Shares. Effective at the close of business on June 30, 2018, the Fund’s Class A Shares converted to Investor Class Shares.Performance prior to June 1, 2015 reflects the performance of the Fund’s Investor Class Shares. Effective June 1, 2015, the Investor Class Shares converted to Class A Shares, and the performance information from June 1, 2015 to December 31, 2017 reflects the performance of the Fund’s Class A Shares. The average annual total returns table below reflects the sales charge attributable to the Class A Shares during the applicable periods. The returns for the Fund’s Institutional Class Shares would be different than the figures shown because each class of shares has different expenses.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year.
Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	The performance and average annual total returns shown below are those of the Fund’s Investor Class Shares. However, during the calendar year ended December 31, 2017, the Investor Class Shares were Class A Shares. Effective at the close of business on June 30, 2018, the Fund’s Class A Shares converted to Investor Class Shares.
Bar Chart [Heading]	Hilton Tactical Income Fund –  <br/>Investor Class Shares Calendar Year Total Return as of December 31
Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.
Performance Table Closing [Text Block]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.
Performance Availability Website Address [Text]	www.direxion.com/mutual-funds?producttab=performance
Performance Availability Phone [Text]	(800) 851-0511
Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	6.52%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.83%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020